Other gains, net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Revenue Disclosure [Abstract]
Net gains on confiscated CRMPs	¥ 12,733,681
Foreign exchange gain (loss)	¥ 786,080	¥ 6,131,084